UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 37.0%
	Face Amount	Value
CONSUMER DISCRETIONARY — 5.3%
Altice Luxembourg
7.750%, 05/15/22 (A)	$25,000	$23,312
Amazon.com
4.950%, 12/05/44	20,000	21,057
AutoNation
4.500%, 10/01/25	35,000	35,846
CCO Safari II
6.384%, 10/23/35 (A)	30,000	30,142
4.464%, 07/23/22 (A)	45,000	45,081
Clear Channel Worldwide Holdings
6.500%, 11/15/22	35,000	32,419
Ford Motor Credit
2.551%, 10/05/18	25,000	24,849
General Motors
4.875%, 10/02/23	70,000	70,528
Harley-Davidson Financial Services MTN
2.250%, 01/15/19 (A)	15,000	15,128
Kohl’s
5.550%, 07/17/45	20,000	18,108
4.250%, 07/17/25	45,000	43,754
McDonald’s MTN
4.875%, 12/09/45	10,000	10,102
3.700%, 01/30/26	20,000	20,222
NVR
3.950%, 09/15/22	25,000	25,439
QVC
5.450%, 08/15/34	15,000	12,130
4.375%, 03/15/23	55,000	52,719
Sky
6.100%, 02/15/18 (A)	20,000	21,548
Viacom
5.850%, 09/01/43	35,000	29,467

		531,851

CONSUMER NON-CYCLICAL — 1.3%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	40,000	41,423
4.700%, 02/01/36	20,000	20,262
3.650%, 02/01/26	30,000	30,405
SABMiller Holdings
3.750%, 01/15/22 (A)	35,000	36,278

		128,368

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — 1.9%
Altria Group
10.200%, 02/06/39	$15,000	$25,016
CVS Health
5.125%, 07/20/45	20,000	21,490
3.875%, 07/20/25	15,000	15,504
Kraft Heinz Foods
4.875%, 02/15/25 (A)	55,000	58,839
Reynolds American
5.850%, 08/15/45	40,000	44,365
Sysco
3.750%, 10/01/25	20,000	20,584

		185,798

ENERGY — 3.2%
Anadarko Petroleum
6.450%, 09/15/36	26,000	20,796
6.375%, 09/15/17	10,000	10,101
DCP Midstream Operating
2.500%, 12/01/17	5,000	4,500
Devon Energy
5.850%, 12/15/25	31,000	28,954
Energy Transfer Partners
6.050%, 06/01/41	15,000	11,242
4.050%, 03/15/25	40,000	32,774
Enterprise Products Operating
7.034%, 01/15/68 (B)	15,000	15,000
3.700%, 02/15/26	30,000	26,983
Halliburton
5.000%, 11/15/45	10,000	8,917
3.800%, 11/15/25	10,000	9,374
Petroleos Mexicanos
6.875%, 08/04/26 (A)	20,000	20,350
5.500%, 06/27/44	20,000	15,076
Petroleos Mexicanos MTN
5.625%, 01/23/46 (A)	26,000	20,020
Schlumberger Holdings
4.000%, 12/21/25 (A)	15,000	14,607
Suncor Energy
5.950%, 12/01/34	20,000	18,476
Transocean
3.000%, 10/15/17	54,000	45,900
Weatherford International
5.125%, 09/15/20	5,000	3,562

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Williams Partners
5.100%, 09/15/45	$25,000	$16,194

		322,826

FINANCIALS — 10.4%
ACE INA Holdings
2.875%, 11/03/22	15,000	15,196
2.300%, 11/03/20	20,000	20,062
American Express Credit MTN
2.600%, 09/14/20	20,000	20,122
American International Group
4.375%, 01/15/55	20,000	16,087
American Tower
3.300%, 02/15/21	20,000	20,081
Ameriprise Financial
7.518%, 06/01/66 (B)	16,000	15,528
Apollo Management Holdings
4.000%, 05/30/24 (A)	15,000	15,167
Assurant
2.500%, 03/15/18	30,000	30,134
Bear Stearns
5.550%, 01/22/17	25,000	25,908
Boston Properties
3.650%, 02/01/26	25,000	25,259
Citigroup
5.875%, 12/29/49 (B)	25,000	24,281
4.650%, 07/30/45	20,000	19,805
4.450%, 09/29/27	25,000	24,674
Compass Bank
6.400%, 10/01/17	40,000	42,235
Crown Castle Towers
4.174%, 08/15/17 (A)	20,000	20,398
Farmers Exchange Capital III
5.454%, 10/15/54 (A) (B)	25,000	24,125
Goldman Sachs Capital I
6.345%, 02/15/34	25,000	29,329
Goldman Sachs Group
6.750%, 10/01/37	20,000	23,089
5.375%, 04/23/16 (B)	20,000	19,525
4.750%, 10/21/45	15,000	14,846
4.250%, 10/21/25	15,000	14,951
Goldman Sachs Group MTN
2.012%, 11/29/23 (B)	20,000	20,095

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
HSBC Bank
7.650%, 05/01/25	$10,000	$12,975
HSBC Bank USA NY
5.875%, 11/01/34	20,000	22,874
Intesa Sanpaolo
2.375%, 01/13/17	5,000	5,019
Janus Capital Group
4.875%, 08/01/25	25,000	25,920
JPMorgan Chase
4.950%, 06/01/45	5,000	5,001
4.250%, 10/01/27	15,000	14,953
KKR Group Finance III
5.125%, 06/01/44 (A)	30,000	29,757
McGraw Hill Financial
3.300%, 08/14/20	25,000	25,619
MetLife
10.750%, 08/01/39	30,000	46,065
3.600%, 11/13/25	20,000	20,084
Morgan Stanley MTN
4.300%, 01/27/45	35,000	32,873
3.875%, 01/27/26	20,000	20,225
2.450%, 02/01/19	50,000	50,180
Mutual of Omaha Insurance
4.297%, 07/15/54 (A) (B)	35,000	35,517
Nomura Holdings MTN
2.000%, 09/13/16	50,000	50,175
Royal Bank of Canada MTN
4.650%, 01/27/26	35,000	35,057
Sirius International Group
7.506%, 05/29/49 (A) (B)	30,000	30,042
Toronto-Dominion Bank MTN
2.500%, 12/14/20	25,000	25,194
Validus Holdings
8.875%, 01/26/40	15,000	19,283
Wachovia Capital Trust III
5.570%, 03/29/49 (B)	20,000	19,100
Wells Fargo MTN
4.300%, 07/22/27	20,000	20,569
Willis Towers Watson
4.125%, 03/15/16	15,000	15,047

		1,042,426

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 4.8%
AbbVie
4.500%, 05/14/35	$15,000	$14,669
Actavis Funding SCS
3.800%, 03/15/25	35,000	35,512
AstraZeneca
2.375%, 11/16/20	25,000	25,074
Biogen
2.900%, 09/15/20	40,000	40,282
Celgene
2.875%, 08/15/20	30,000	30,245
CHS
6.875%, 02/01/22	65,000	58,825
Forest Laboratories
5.000%, 12/15/21 (A)	25,000	27,404
Gilead Sciences
3.650%, 03/01/26	25,000	25,538
2.550%, 09/01/20	45,000	45,565
Medco Health Solutions
4.125%, 09/15/20	25,000	26,170
Mylan
3.750%, 12/15/20 (A)	20,000	20,227
3.000%, 12/15/18 (A)	20,000	20,040
2.550%, 03/28/19	25,000	24,870
Perrigo
2.300%, 11/08/18	20,000	19,823
Tenet Healthcare
6.750%, 06/15/23	50,000	46,250
UnitedHealth Group
2.700%, 07/15/20	20,000	20,466

		480,960

INDUSTRIALS — 1.2%
American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	31,807	31,329
General Electric
5.250%, 12/06/17	20,000	21,448
4.500%, 03/11/44	25,000	26,144
General Electric MTN
0.714%, 05/05/26 (B)	20,000	18,150
Lockheed Martin
2.500%, 11/23/20	20,000	20,159

		117,230

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — 2.3%
Harris
1.999%, 04/27/18	$20,000	$19,880
Hewlett Packard Enterprise
6.200%, 10/15/35 (A)	30,000	27,055
4.900%, 10/15/25 (A)	40,000	38,072
2.450%, 10/05/17 (A)	60,000	60,138
HP
4.375%, 09/15/21	30,000	30,245
Intel
4.900%, 07/29/45	15,000	15,519
Seagate HDD Cayman
5.750%, 12/01/34 (A)	25,000	16,984
Tyco Electronics Group
6.550%, 10/01/17	20,000	21,560

		229,453

MATERIALS — 2.8%
Albemarle
5.450%, 12/01/44	20,000	19,048
4.150%, 12/01/24	25,000	24,433
ArcelorMittal
6.125%, 06/01/25	45,000	32,625
Axiall
4.875%, 05/15/23	15,000	14,119
Barrick
5.250%, 04/01/42	10,000	6,709
4.100%, 05/01/23	11,000	9,456
BHP Billiton Finance USA
6.750%, 10/19/75 (A) (B)	25,000	23,500
Blue Cube Spinco
10.000%, 10/15/25 (A)	55,000	59,400
Georgia-Pacific
8.875%, 05/15/31	25,000	36,067
Platform Specialty Products
10.375%, 05/01/21 (A)	20,000	18,650
Rayonier AM Products
5.500%, 06/01/24 (A)	25,000	18,844
Rio Tinto Finance USA
3.750%, 06/15/25	15,000	13,456
Vale Overseas
6.875%, 11/21/36	5,000	3,155

		279,462

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — 0.1%
ArcelorMittal
5.500%, 02/25/17	$10,000	$9,775

TELECOMMUNICATION SERVICES —2.6%
Avaya
9.000%, 04/01/19 (A)	35,000	23,713
BellSouth
6.000%, 11/15/34	20,000	20,466
Frontier Communications
11.000%, 09/15/25 (A)	50,000	48,187
Intelsat Jackson Holdings
7.250%, 04/01/19	40,000	36,300
Nokia
6.625%, 05/15/39	30,000	30,450
Sprint Capital
8.750%, 03/15/32	50,000	35,250
Verizon Communications
5.050%, 03/15/34	41,000	39,980
4.672%, 03/15/55	25,000	21,020

		255,366

UTILITIES — 1.1%
Duke Energy Progress
4.100%, 03/15/43	15,000	14,915
Exelon
2.850%, 06/15/20	25,000	25,027
Great Plains Energy
5.292%, 06/15/22 (C)	25,000	27,928
Monongahela Power
5.400%, 12/15/43 (A)	15,000	16,957
4.100%, 04/15/24 (A)	20,000	20,706

		105,533

TOTAL CORPORATE OBLIGATIONS (Cost $3,861,671)		3,689,048

MORTGAGE-BACKED SECURITIES — 36.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 27.5%
FHLMC
5.500%, 06/01/41	16,264	18,302

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
4.000%, 08/01/44 to 10/01/45	$135,162	$145,169
3.500%, 08/01/30 to 11/01/45	104,293	109,955
FHLMC Multifamily Structured Pass Through Certificates, Ser 2013-K31, Cl A2
3.300%, 04/25/23 (B)	13,000	13,772
FHLMC Multifamily Structured Pass Through Certificates, Ser KF12, Cl A
0.943%, 09/25/22 (B)	29,993	29,709
FHLMC Reference REMIC, Ser R006, Cl ZA
6.000%, 04/15/36	32,805	37,354
FHLMC, Ser 2003-2632, Cl AB
4.500%, 06/15/18	15,790	16,288
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	47,870	48,871
FNMA
6.000%, 09/01/39	3,660	4,155
5.500%, 04/01/36 to 01/01/40	29,847	33,553
4.000%, 06/01/45 to 08/01/45	106,619	114,348
3.500%, 07/01/30 to 02/01/46	587,066	616,705
3.000%, 12/01/42	31,658	32,406
FNMA TBA
6.000%, 03/01/37	10,000	11,308
5.000%, 03/01/37 to 02/01/38	95,000	104,809
4.500%, 02/01/34	250,000	271,758
4.000%, 02/01/39	235,000	251,062
3.500%, 02/01/41 to 02/25/41	185,000	194,365
3.000%, 02/01/26 to 02/25/43	295,000	303,155
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	3,871	4,747
FNMA, Ser 2004-54, Cl ES
7.178%, 11/25/15 (B)	28,529	32,978
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	16,506	18,311
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	78,435	92,483
FNMA, Ser M13, Cl A2
3.021%, 08/25/24 (B)	10,000	10,329
GNMA
5.500%, 07/20/43 to 09/20/43	24,689	27,318

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
5.294%, 05/20/60	$82,309	$87,075
4.626%, 06/20/62	106,169	113,467

		2,743,752

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.5%
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl AM
5.800%, 04/10/49 (B)	10,000	10,300
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005- 3, Cl AM
4.727%, 07/10/43	3,870	3,866
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A5
2.122%, 08/25/34 (B)	22,123	21,732
Commercial Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/48	30,000	31,282
CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	40,691	42,374
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
2.614%, 04/25/35 (B)	22,600	22,390
FREMF Mortgage Trust, Ser 2015-K721, Cl B
3.681%, 11/25/47 (A) (B)	25,000	22,562
FREMF Mortgage Trust, Ser K24, Cl B
3.681%, 11/25/45 (A) (B)	25,000	24,195
GE Commercial Mortgage Trust, Ser 2007-C1, Cl A1A
5.483%, 12/10/49 (B)	12,047	12,400
GS Mortgage Securities Trust, Ser GC28, Cl A5
3.396%, 02/10/48	25,000	25,353
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl C
4.570%, 01/15/48 (B)	10,000	9,587
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A4
3.611%, 05/15/48	50,000	51,356
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (B)	4,204	4,214
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl A4
5.814%, 06/12/43 (B)	18,564	18,582

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.080%, 09/12/17 (B)	$10,000	$10,545
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/49	44,626	45,980
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	30,000	30,152
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
2.534%, 07/25/35 (B)	16,072	15,823
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
6.100%, 07/15/44 (B)	35,000	36,675
LB-UBS Commercial Mortgage Trust 2001-C3, Ser C3, Cl X, IO
0.563%, 06/15/36 (A) (B)	467,891	1,263
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl F
5.350%, 11/15/40 (B)	20,000	19,980
Merrill Lynch Mortgage Investors Trust MLMI Series, Ser 2005- A10, Cl A
0.637%, 02/25/36 (B)	16,141	14,861
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014- C14, Cl C
4.990%, 02/15/47 (B)	15,000	15,232
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015- C24, Cl A4
3.732%, 05/15/48	30,000	31,204
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015- C24, Cl C
4.500%, 05/15/48 (B)	10,000	9,249
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015- C27, Cl A4
3.753%, 12/15/47	20,000	20,877
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AM
5.370%, 12/15/43	70,000	71,179
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.820%, 06/11/42 (B)	42,079	43,958
Motel 6 Trust, Ser 2015-MTL6, Cl A2A2
2.605%, 02/05/30 (A)	25,000	25,091

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Rialto Real Estate Fund LLC, Ser 2015-LT7, Cl A
3.000%, 12/25/32 (A)	$68,017	$67,951
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl AM
6.170%, 06/15/45 (B)	20,000	20,241
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.509%, 04/15/47	10,000	10,279
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3
3.660%, 03/15/47	50,000	52,339

		843,072

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,581,228)		3,586,824

U.S. TREASURY OBLIGATIONS — 15.9%
U.S. Treasury Bond
2.875%, 08/15/45	235,000	240,177
U.S. Treasury Note
2.250%, 11/15/25	815,000	838,272
2.125%, 12/31/22	100,000	103,035
1.750%, 12/31/20	150,000	152,959
1.125%, 01/15/19	85,000	85,382
0.875%, 11/30/17	170,000	170,306

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,553,343)		1,590,131

ASSET-BACKED SECURITIES — 4.6%
Access Group, Ser 2006-1, Cl B
0.779%, 08/25/37 (B)	42,186	37,395
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl B
1.070%, 03/08/18	71,639	71,596
Bear Stearns Asset Backed Securities I Trust, Ser 2005-FR1, Cl M1
0.927%, 06/25/35 (B)	55,695	55,262
CarFinance Capital Auto Trust, Ser 2014-1A, Cl A
1.460%, 12/17/18 (A)	22,540	19,704

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Automobile Leasing Trust, Ser 2015-3, Cl A3
1.690%, 03/20/19	$20,000	$19,995
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	20,875	20,571
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 01/16/18	8	8
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A3
1.580%, 09/16/19	20,000	20,005
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A2
0.692%, 03/15/23 (B)	93,135	92,235
SMART ABS Series Trust, Ser 2015-3US, Cl A3A
1.660%, 08/14/19	25,000	24,959
SMB Private Education Loan Trust, Ser 2015-A, Cl A3
1.831%, 02/17/32 (A) (B)	100,000	94,983

TOTAL ASSET-BACKED SECURITIES (Cost $465,838)		456,713

LOAN PARTICIPATIONS — 1.9%
Avago Technologies Cayman
3.500%, 11/11/22 (B)	25,000	24,582
Avago Technologies, Term Loan
3.750%, 05/06/21	21,508	21,474
Chrysler Group, Term Loan B
3.500%, 05/24/17	24,741	24,633
First Data, Term Loan
3.697%, 03/23/18	25,000	24,651
MacDermid, Term Loan
4.500%, 06/07/20	3,292	3,047
MacDermid, Term Loan B
4.500%, 06/05/20	18,806	17,404
MacDermid, Tranche B Term Loan, 1st Lien
4.500%, 06/07/20	7,598	7,032
Sungard Availability Services Capital, Term Loan
6.000%, 03/29/19	17,787	14,704
The Weather Channel Holdings, 2nd Lien
7.000%, 06/26/20	35,000	34,891
T-Mobile USA
3.500%, 11/09/22 (B)	15,000	15,003

TOTAL LOAN PARTICIPATIONS (Cost $189,466)		187,421

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2016 (Unaudited)

MUNICIPAL BONDS — 0.8%
	Face Amount	Value
GEORGIA — 0.8%
Municipal Electric Authority of Georgia
7.055%, 04/01/57	$40,000	$46,376
6.637%, 04/01/57	25,000	29,986

TOTAL MUNICIPAL BONDS (Cost $81,240)		76,362

TOTAL INVESTMENTS — 96.2% (Cost $9,732,786) †		$9,586,499

Percentages	are based on Net Assets of $9,970,228.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2016.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2016. The coupon on a step bond changes on a specified date.

ABS — Asset-Based Security

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

REMIC — Real Estate Investment Management Company

Ser — Series

TBA — To Be Announced

†	As of January 31, 2016, the tax basis cost of the Fund’s investments was $9,732,786, and the unrealized appreciation and (depreciation) were $86,162 and $(232,449) respectively.

As of January 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016 there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016